Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2014
Pension Liabilities, Net [Abstract]
Schedule Of Changes In Projected Benefit Obligations
	December 31,
	2013	2014

Accumulated benefit obligation	$11,204	$3,243

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$9,709	$11,204
Liability assumed at the acquisition date of Nera	-	-
Service cost	36	37
Interest cost	349	271
Plan settlements	1,167	(7,007)
Expenses paid	(873)	(548)
Exchange rates differences	(1,003)	(963)
Actuarial loss	1,819	249

Projected benefit obligation at end of year	$11,204	$3,243

Schedule Of Changes In Fair Value Of Plan Assets
Change in plan assets
Fair value of plan assets at beginning of year	$7,396	$7,124
Acquisition of Nera
Actual return on plan assets	245	146
Employer contributions to plan	105	18
Plan settlements	-	(7,053)
Expenses paid	(636)	-
Exchange rates differences	(619)	(235)
Actuarial gain	633	-

Fair value of plan assets at end of year	$7,124	$-

Schedule Of Assumptions Used
	December 31,
	2013	2014
Weighted-average assumptions
Discount rate	4.10%	3.00%
Expected return on plan assets	4.40%	3.80%
Rate of compensation increase	3.75%	3.25%

Schedule Of Net Benefit Costs
	December 31,
	2013	2014
Components of net periodic benefit cost
Service cost	$36	$37
Interest cost	349	271
Expected return on plan assets	(245)	(146)
Exchange rates differences	60	15
Settlement loss recognized	1,167	-

Net periodic benefit cost	$1,367	$177

Schedule Of Expected Benefit Payments
	December 31,
	2013	2014

2015	$512	$480
2016	617	396
2017	555	241
2018	384	150
2019 and thereafter	1,078	692

	$3,146	$1,959

Schedule Of Allocation Of Plan Assets
	December 31,
	2013	2014

Bonds	56%	-
Real estate	14%	-
Cash	20%	-
Shares	10%	-

	100%	-